Government Loan Payable	12 Months Ended
Apr. 30, 2021
Government Loan Payable
Government Loan Payable

8. Government Loan Payable

On April 23, 2020, the Company received a loan of $40,000 through the Canadian Emergency Business Account Program (“CEBA Loan”), which provides financial relief for Canadian businesses during the COVID-19 pandemic. The CEBA Loan has a maturity date of December 31, 2022 and may be extended to December 31, 2025. The CEBA Loan is unsecured, non-revolving and non-interest bearing prior to December 31, 2022. The CEBA Loan is subject to an interest rate of 5% per annum during any extended term, and is repayable at any time without penalty. If at least 75% of the CEBA Loan is repaid prior to December 31, 2022, the remaining balance of the CEBA Loan will be forgiven.